Capital - Disclosure of Components of Capital (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of components of capital [Line Items]
Long-term debt		$ 3,653	$ 3,267
Increase (decrease) in long-term debt		386
Exchangeable securities		739	735
Increase (decrease) in exchangeable securities		4
Bank overdraft		16	0
Increase (decrease) in bank overdrafts		16
Equity		1,989	2,593	$ 3,436
Less: available cash and cash equivalents		(1,134)	(947)
Increase (decrease) in available cash and cash equivalents		(187)
Less: principal portion of restricted cash on TransAlta OCP bonds		(70)	(70)
Less: fair value asset of hedging instruments on long-term debt		(3)	(2)
Increase (decrease) in fair value asset of hedging instruments on long-term debt		(1)
Total capital		5,243	5,629
Increase (decrease) in total capital		(386)
Common shares
Disclosure of components of capital [Line Items]
Equity		2,863	2,901
Increase (decrease) in equity		(38)
Preferred shares
Disclosure of components of capital [Line Items]
Equity		942	942
Increase (decrease) in equity		0
Contributed surplus
Disclosure of components of capital [Line Items]
Equity		41	46	38
Increase (decrease) in equity		(5)
Deficit
Disclosure of components of capital [Line Items]
Equity		(2,514)	(2,453)	(1,826)
Increase (decrease) in equity		(61)
Accumulated other comprehensive income (loss)
Disclosure of components of capital [Line Items]
Equity	[1]	(222)	146	302
Increase (decrease) in equity		(368)
Non-controlling interests
Disclosure of components of capital [Line Items]
Equity		879	1,011	$ 1,084
Increase (decrease) in equity		(132)
TransAlta OCP
Disclosure of components of capital [Line Items]
Less: principal portion of restricted cash on TransAlta OCP bonds		(17)	$ (17)
Increase (decrease) in principal portion of restricted cash on TransAlta OCP bonds		$ 0

[1]	Refer to Note 30 for details on components of and changes in, accumulated other comprehensive income (loss).